NET SALES (Tables)	12 Months Ended
Dec. 31, 2024
NET SALES
Schedule of net sales revenues

	2024	2023	2022
Gross sales	74,816,043	76,845,604	93,234,968
Taxes on sales	(5,634,075)	(5,884,335)	(8,372,931)
Discounts	(2,155,312)	(2,044,822)	(2,449,827)
Net sales	67,026,656	68,916,447	82,412,210